ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable to franchisees	¥ 204,789,935	$ 29,691,750	¥ 155,853,992
Business taxes and related tax surcharge	115,813,719	16,791,411	111,076,878
Accrued rental			27,957,242
Construction payable	15,587,528	2,259,979	13,888,585
Deposits payable	19,652,737	2,849,379	17,269,154
Payable for business combination and asset acquisitions	13,342,676	1,934,506	15,342,675
Accrued utilities	3,355,489	486,500	1,177,631
Others	27,512,224	3,988,897	38,715,905
Total	¥ 400,054,308	$ 58,002,422	¥ 381,282,062